Inventories	12 Months Ended
Dec. 31, 2017
Disclosure of Inventories [Abstract]
Disclosure of inventories [Text block]
Table of Contents

Note 15Inventories

Inventories are summarized as follows:

Philips Group
Inventories
in millions of EUR
2016 - 2017
	2016	2017
Raw materials and supplies	1,040	715
Work in process	446	358
Finished goods	1,906	1,280
Inventories	3,392	2,353

The write-down of inventories to net realizable value was EUR 150 million in 2017 (2016: EUR 105 million). The write-down is included in cost of sales.